SCHEDULE OF AGED ANALYSIS OF TRADE RECEIVABLES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 2,119,215	$ 1,335,346
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,301,733	90,551
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	114,081	192,595
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	75,978	29,999
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	310,093	417,648
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	317,330	604,553
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables